Business Organization - Additional Information (Detail)				3 Months Ended	12 Months Ended
	Aug. 11, 2015 USD ($) $ / shares shares	Aug. 05, 2015 shares	Jun. 22, 2015 shares	Mar. 31, 2016 Store State Members	Dec. 31, 2015 USD ($) Store State Members shares	Mar. 31, 2015 Store	Dec. 31, 2014 Store	Dec. 31, 2013 Store	Dec. 31, 2012 Store
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of members | Members				8,300,000	7,300,000
Number of owned and franchised locations | Store				1,171	1,124	976	918	749	606
Number of states in which entity operates | State				47	47
Proceeds from issuance of Class A common stock sold in initial public offering, net of underwriting discounts and commissions | $					$ 156,946,000
Date of formation				Mar. 16, 2015
Class A Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of stock issued during period					10,491,000
Class A Common Stock [Member] | Direct TSG Investors [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of stock issued during period	5,033,945
Number of shares converted			26,106,930
Class A Common Stock [Member] | IPO [Member] | Direct TSG Investors [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of stock issued during period	21,072,985
Class B Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of stock issued during period					(10,491,000)
Class B Common Stock [Member] | Continuing LLC Owners [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of stock issued during period		72,602,810
Pla-Fit Holdings, LLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of ownership		100.00%		100.00%	100.00%
Percentage of economic interest		37.10%		37.10%	37.10%
Pla-Fit Holdings, LLC [Member] | Class A Common Stock [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of stock issued during period	15,525,000
Initial public offering price per share | $ / shares	$ 16.00
Pla-Fit Holdings, LLC [Member] | Class A Common Stock [Member] | IPO [Member] | Continuing LLC Owners [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of stock issued during period	10,491,055
Proceeds from issuance of Class A common stock sold in initial public offering, net of underwriting discounts and commissions | $	$ 156,946
Pla-Fit Holdings, LLC [Member] | Class B Common Stock [Member] | Continuing LLC Owners [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of stock issued during period		72,602,810
Planet Intermediate, LLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of ownership		100.00%
Planet Fitness Holdings, LLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of ownership		100.00%